Note 8 - Long-term Investments (Details Textual)	1 Months Ended				12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2015 USD ($)	Nov. 30, 2012 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2010 USD ($) shares	Jun. 30, 2010 SGD ($) shares	Jun. 30, 2010 TWD ($) shares	Apr. 30, 2010 USD ($)	Jul. 31, 2008 USD ($)	Nov. 30, 2005 USD ($) shares	Nov. 30, 2005 SGD ($) shares
Gain (Loss) on Sale of Investments, Total					$ (79,000)	$ 788,000	$ 9,916,000
Gain (Loss) on Investments, Total					$ (79,000)	788,000	9,916,000
Preferred Stock [Member] | Sigurd Cayman [Member]
Cost Method Investment, Purchase Price														$ 1,500,000	$ 5,700,000
Investment Ownership Percentage					18.88%										19.54%
Cost-method Investments, Other than Temporary Impairment										$ 4,835,000
Cost Method Investment, Shares Returned for Cash	$ 1,133,000
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount					$ 0		$ 240,000
Investment Owned, Balance, Shares (in shares) | shares					8,557,577
Equity Securities [Member] | PVEF [Member]
Cost Method Investment, Purchase Price											$ 357,000	$ 500,000				$ 585,000	$ 1,000,000
Investment Ownership Percentage							5.00%
Cost-method Investments, Other than Temporary Impairment		$ 118,000
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount						30,000
Investment Owned, Balance, Shares (in shares) | shares											30	30	30			20	20
Investment Owned Value Per Unit																	$ 50,000
Stock Redeemed or Called During Period, Value			$ 330,000	$ 445,000
Cost Method Investments	$ 36,000		$ 167,000					$ 36,000
Gain (Loss) on Sale of Investments, Total								$ 20,000	$ 12,000
Common Stock [Member] | EMC [Member]
Cost Method Investment, Purchase Price											$ 1,960,000		$ 62,900,000
Investment Owned, Balance, Shares (in shares) | shares					0						3,468,000	3,468,000	3,468,000
Gain (Loss) on Investments, Total					$ 79,000	$ 818,000	$ 10,156,000